Securian Funds Trust

(the “Trust”)

SFT Index 400 Mid-Cap Fund

SFT Index 500 Fund

(each, a “Fund”, and together, the “Funds”)

Supplement dated June 3, 2024, to the Prospectus of the Trust, dated May 1, 2024, as supplemented to date (the “Prospectus”), and the Statement of Additional Information of the Trust, dated May 1, 2024, as supplemented to date (the “SAI”).

James P. Seifert has announced his intention to retire from Securian Asset Management, Inc. and will step down as portfolio manager of the Funds effective June 10, 2024 (the “Effective Date”). As of the Effective Date, Jeremy Gogos and Merlin Erickson will become the portfolio managers of the Funds and will assume primary responsibility for the day-to-day management of the Funds’ portfolios.

Accordingly, as of the Effective Date the portfolio manager information in the “Summary Information” section of the under the headings “SFT Index Mid-Cap 400 Fund: Management” on page 40 and “SFT Index 500 Fund: Management” on page 44, is supplemented and restated as follows:

Name and Title	Primary Manager Since
Jeremy P. Gogos, CFA, Ph.D Vice President and Portfolio Manager, Securian AM	June 10, 2024
Merlin L. Erickson Vice President and Portfolio Manager, Securian AM	June 10, 2024

Additionally, as of the Effective Date, the portfolio manager information in the “Management of Funds” section of the Prospectus under the heading “Portfolio Managers” on page 106, is supplemented and restated as follows:

Fund	Portfolio Manager and Title	Primary Portfolio Manager Since	Business Experience During Past Five Years
SFT Index 400 Mid-Cap Fund	Jeremy P. Gogos, CFA, Ph.D. Vice President and Portfolio Manager, Securian AM	June 10, 2024

Vice President and Portfolio Manager since June 10, 2018, previously Portfolio Manager since December 2017, Associate Portfolio Manager June 2017-December 2017, and Quantitative Research Analyst 2013-2017, Securian AM

	Merlin L. Erickson Vice President and Portfolio Manager, Securian AM	June 10, 2024	Vice President and Portfolio Manager since December 2017, previously Vice President and Senior Quantitative Analyst since November, 2007, Securian AM

Fund	Portfolio Manager and Title	Primary Portfolio Manager Since	Business Experience During Past Five Years
SFT Index 500 Fund	Jeremy P. Gogos, CFA, Ph.D. Vice President and Portfolio Manager, Securian AM	June 10, 2024

Vice President and Portfolio Manager since June 10, 2018, previously Portfolio Manager since December 2017, Associate Portfolio Manager June 2017-December 2017, and Quantitative Research Analyst 2013-2017, Securian AM

	Merlin L. Erickson Vice President and Portfolio Manager, Securian AM	June 10, 2024	Vice President and Portfolio Manager since December 2017, previously Vice President and Senior Quantitative Analyst since November, 2007, Securian AM

As of the Effective Date, all references to Mr. Seifert as a portfolio manager of the Funds are removed from the Prospectus and SAI.

  Please retain this supplement for future reference.

   F106615 06-2024